                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:         March 31, 2004
                                               ---------------------------------

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):              [ ] is a restatement.
                                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                         Whitney Holdings LLC
                        ---------------------------------

Address:                        177 Broad Street
                        ---------------------------------

                               Stamford, CT 06901
                        ---------------------------------


13F File Number:        28-05743
                        --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


Name:                          Daniel J. O'Brien
                        ---------------------------------

Title:                          Managing Member
                        ---------------------------------

Phone:                           203-973-1440
                        ---------------------------------

Signature, Place, and Date of Signing:

/s/ Daniel J. O'Brien              Stamford, CT               May 7, 2004
---------------------         ---------------------      ---------------------
     [Signature]                   [City, State]                [Date]


Report Type (Check only one.):


/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        13F File Number                 Name

        28-_________________            ________________________________________

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                              0
                                                         --------

Form 13F Information Table Entry Total:                        23
                                                         --------

Form 13F Information Table Value Total:                  $177,394 (thousands)
                                                         --------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                              13F INFORMATION TABLE
                                 MARCH 31, 2004


         COLUMN 1                COLUMN 2    COLUMN 3   COLUMN 4  COLUMN 5               COLUMN 6    COLUMN 7        COLUMN 8
--------------------------    -------------  ---------  -------- ---------            -------------  -------- ----------------------

                                                                 SHARES OR       PUT/                            VOTING AUTHORITY
                                 TITLE OF                VALUE   ---------  SH/  ----   INVESTMENT    OTHER   ----------------------
NAME OF ISSUER                    CLASS        CUSIP    (X$1000)  PRN AMT   PRN  CALL   DISCRETION   MANAGERS    SOLE    SHARED NONE
--------------------------    -------------  ---------  -------- ---------  ---  ---- -------------  -------- ---------- ------ ----
ALLIANCE IMAGING, INC.        COM NEW        018606202    3,393    870,000  SH        SHARED-DEFINED   NONE      870,000
ANALOGIC CORPORATION          COM PAR $0.05  032657207    5,900    129,693  SH        SHARED-DEFINED   NONE      129,693
CHIQUITA BRANDS INTL          COM            170032809   15,542    745,400  SH        SHARED-DEFINED   NONE      745,400
DPL, INC.                     COM            233293109   11,777    628,100  SH        SHARED-DEFINED   NONE      628,100
EFUNDS CORP                   COM            28224R101    3,938    240,101  SH        SHARED-DEFINED   NONE      240,101
GEAC COMPUTER CORP            COM            368289104    6,818  1,037,700  SH        SHARED-DEFINED   NONE    1,037,700
IDT CORP                      COM            448947101    3,201    161,100  SH        SHARED-DEFINED   NONE      161,000
IDT CORP                      CLB            448947309   17,412    864,100  SH        SHARED-DEFINED   NONE      864,100
IMPAC ME DICAL SYSTEMS        COM            45255A104    1,238     55,000  SH        SHARED-DEFINED   NONE       55,000
IONA TECHNOLOGIES PLC         SPONSORED ADR  46206P109      300     40,026  SH        SHARED-DEFINED   NONE       40,026
KNOLOGY, INC.                 COM            499183804   10,921  1,585,123  SH        SHARED-DEFINED   NONE    1,585,123
MAMMA COM INC                 COM            561508102      410     30,000  SH        SHARED-DEFINED   NONE       30,000
MCDERMOTT INTERNATIONAL INC.  COM            580037109   23,422  2,791,600  SH        SHARED-DEFINED   NONE    2,791,600
NMT MEDICAL, INC.             COM            629294109   12,169  2,504,010  SH        SHARED-DEFINED   NONE    2,504,010
ORBITAL SCIENCES CORP         COM            685564106      166     13,275  SH        SHARED-DEFINED   NONE       13,275
PMA CAP CORP                  COM            693419202    2,319    381,977  SH        SHARED-DEFINED   NONE      381,977
RADYNE COMSTREAM INC.         COMNEW         750611402      483     50,800  SH        SHARED-DEFINED   NONE       50,800
RITCHIE BROS. AUCTIONEERS     COM            767744105      281      5,000  SH        SHARED-DEFINED   NONE        5,000
SANFILIPPO JOHN B & SON       COM            800422107    5,593    152,400  SH        SHARED-DEFINED   NONE      152,400
SYMBION, INC.                 COM            871507109   27,682  1,525,161  SH        SHARED-DEFINED   NONE    1,525,161
TELEPHONE & DATA SYSTEMS INC  COM            879433100   21,261    300,000  SH        SHARED-DEFINED   NONE      300,000
TRANSTECHNOLOGY CORP          COM            893889105    1,308    171,041  SH        SHARED-DEFINED   NONE      171,041
VERITAS SOFTWARE CORP         COM            923436109    1,860     69,106  SH        SHARED-DEFINED   NONE       69,106

                                       2